Common Stock (Details Narrative) (10-K) - USD ($)																	6 Months Ended		12 Months Ended
		Nov. 05, 2019	Jun. 14, 2019	May 31, 2019	Apr. 18, 2019	Mar. 12, 2019	Feb. 07, 2019	Dec. 02, 2018	Nov. 27, 2018	Jun. 18, 2018	Jun. 12, 2018	Jun. 08, 2018	Jun. 04, 2018	May 30, 2018	May 01, 2018	Apr. 26, 2018	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019		Dec. 31, 2018
Number of common stock shares issued								2,005	3,334				1,500,000
Number of common stock issed, value																			$ 3,319,656	[1]	$ 6,082,444	[2]
Sale of stock price per share													$ 5.00
Sale of stock description														Consisting of one share of the Company's common stock, par value $0.00001 per share (the "Common Stock"), and a warrant to purchase one share of common stock with an exercise price of $6.00 per share
Common stock, par value														$ 0.00001			$ 0.00001		$ 0.00001		$ 0.00001
Stock of warrant exercise price														$ 6.00
Gross proceeds from initial public offering														$ 7,500,000						[3]	$ 7,657,427	[3]
Stock-based compensation																	$ 168,607	$ 551,340	$ 941,962		1,922,455
Common stock percentage								25.00%	25.00%										50.00%
Gross proceeds raised in private placement offering	[4]																		$ 2,317,276
Boxer Parties [Member]
Stock issued price per shares				$ 1.90
Number of restricted shares of common stock				157,000
Number of restricted shares of common stock value				$ 298,300
Consulting Agreement [Member]
Stock options vesting description										Which per the Consulting Agreement with the consultant will vest monthly over next twelve months.
Unvested shares of common stock										6,137
Stock-based compensation										$ 69,176
MZ Agreement [Member]
Number of common stock issed, value							$ 135,150
Stock-based compensation							121,079
Compensation per month, value							$ 8,000
MZ Agreement [Member] | Restricted Stock [Member]
Number of restricted shares vested							85,000
Vesting period							6 months
Initial Public Offering [Member]
Number of common stock shares issued			3,615,622
Gross proceeds from initial public offering			$ 3,868,716
Cash offering costs			$ 549,060																		$ 967,573
Stock issued price per shares			$ 1.07
Private Placement Offering [Member]
Cash offering costs																	$ 79,568	$ 386,724	$ 386,724
Additional Units [Member]
Number of common stock shares issued												225,000
Sale of stock description												On June 8, 2018, the underwriters notified the Company of their exercise in full of their option to purchase an additional 225,000 Units (the "Additional Units") to cover over-allotments.
Additional Units [Member] | Initial Public Offering [Member]
Sale of stock price per share											$ 5.00
Gross proceeds from initial public offering											$ 1,125,000
Chief Medical Officer [Member]
Number of common stock shares issued																44,444
Number of common stock issed, value																$ 200,000
Chief Medical Officer [Member] | Service Agreement [Member]
Monthly fee															$ 15,000
Sole option payable monthly fee description															Its sole option, elect to pay 25% of the monthly fee in company common stock with the number of common stock determined by dividing the 25% of the monthly fee by the closing price of the Company's common stock on the 2nd work day of each month.
Dividing percentage															25.00%
Medical Advisory Board [Member]
Number of common stock shares issued										30,000
Number of common stock issed, value										$ 90,000
Consultants [Member]
Number of common stock shares issued										160,000
Number of common stock issed, value										$ 798,400
Share based compensation granted, shares										20,000
Stock option grant fair value										$ 99,800
Accredited Investors [Member] | Share Purchase Agreement [Member]
Sale of stock price per share						$ 1.15
Gross proceeds raised in private placement offering						$ 2,704,000
Aggregate number of shares sold in the offering						2,329,615
Accredited Investors [Member] | Private Placement Offering [Member] | Share Purchase Agreement [Member]
Cash offering costs						$ 386,724
Chief Executive Officer [Member]
Number of common stock shares issued						18,382
Stock issued price per shares						$ 1.36
Consultant [Member] | Consulting Agreement [Member]
Number of unvested shares were returned					6,137
Dr. Francis Duhay [Member]
Number of restricted shares of common stock		9,728
Dr. Francis Duhay [Member] | Restricted Stock Units (RSUs) [Member]
Stock-based compensation		$ 19,164
Number of restricted shares of common stock		9,728

[1]	net of offering costs of $549,060.
[2]	net of offering costs of $2,542,555.
[3]	Net of cash offering costs of $967,573.
[4]	Net of cash offering costs of $386,724.